INVENTORIES	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 7: -	INVENTORIES

	December 31,
	2024	2023

Raw materials	$650	$1,656
Finished goods	7,961	10,218

	$8,611	$11,874

As of December 31, 2024 and 2023, the finished products line item above includes deferral of the cost of goods sold for which revenue was not yet recognized in the amount of approximately $ 3,046 and $ 1,788, respectively.